RESERVE FOR WARRANTS (Detail Textuals)			1 Months Ended					12 Months Ended
	Jun. 05, 2018 CAD ($) CAD_per_shares $ / shares shares	Mar. 09, 2017 CAD ($)	Nov. 30, 2017 CAD ($)	Nov. 27, 2017 CAD ($)	Sep. 19, 2017 CAD ($) $ / shares	Aug. 17, 2017 CAD ($) $ / shares	Feb. 17, 2017 CAD ($)	Dec. 31, 2018 CAD ($) Year CAD_per_shares Warrants $ / shares shares	Dec. 31, 2017 CAD ($)
Disclosure Of Reserves For Warrants [Line Items]
Number of warrant exercise | Warrants								1,127,159
Purchase of common share | shares								1,127,159
Conversion price of warrant | $ / shares					$ 1.10	$ 2		$ 1.10
Proceeds from issuing shares		$ 1,300,000	$ 20,000,000	$ 50,000	$ 5,459		$ 1,020,000	$ 1,239,875	$ 27,008
Carrying amount of warrants		$ 545,919			$ 4,257	$ 23,099,955			1,300,000
Exercise of broker warrants | shares								567,406
Exercise purchase of broker warrants | shares								567,406
Exercise price of broker warrants | $ / shares								$ 2.00
Proceeds of exercised broker warrants								$ 1,134,812
Carrying value of warrants								$ 476,508
Exercise of broker warrants | shares								121,000
Exercise purchase of broker warrants | shares								121,000
Exercise price of broker warrants | $ / shares								$ 5.00
Proceeds of exercised broker warrants								$ 605,000
Carrying value of warrants								$ 218,207
Exercise of broker warrants | shares								31,150
Exercise purchase of broker warrants | shares								31,150
Exercise price of broker warrants | $ / shares								$ 12.00
Proceeds of exercised broker warrants								$ 373,800
Carrying value of warrants								$ 54,443	$ 11,343
Bought deal basis of units | shares	11,155,000
Bought deal basis price per unit | $ / shares	$ 9.00
Gross proceeds of bought deal basis	$ 100,395,000
Warrant exercise price | CAD_per_shares	12							9.30
Weighted average trading price of common shares | $ / shares	$ 18
Number of trading days	10 days
Share warrants	$ 9,747,935
Transaction fees against warrant	$ 636,793
Expected dividend yield
Share price								$ 9.28
Minimum
Disclosure Of Reserves For Warrants [Line Items]
Average expected volatility								79.00%
Risk-free interest rate								2.30%
Share price								$ 6.70
Expected life of options (years) | Year								2.5
Maximum
Disclosure Of Reserves For Warrants [Line Items]
Average expected volatility								87.00%
Risk-free interest rate								2.82%
Share price								$ 11.88
Expected life of options (years) | Year								6.4
Warrant
Disclosure Of Reserves For Warrants [Line Items]
Expected dividend yield								$ 0
Share price								$ 8.89
Forfeiture rate								0.00%
Warrant | Minimum
Disclosure Of Reserves For Warrants [Line Items]
Average expected volatility								68.00%
Risk-free interest rate								1.26%
Expected life of options (years) | Year								0.25
Warrant | Maximum
Disclosure Of Reserves For Warrants [Line Items]
Average expected volatility								89.00%
Risk-free interest rate								1.91%
Expected life of options (years) | Year								2